TAXATION	12 Months Ended
Dec. 31, 2016
TAXATION
TAXATION

15.  TAXATION

Cayman Islands

Under the current laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries incorporated in the Hong Kong are subject to Hong Kong Profits Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong.

Taiwan

The Company’s consolidated entities registered in the Taiwan are subject to Taiwan Enterprise Income Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Taiwan income tax laws. The applicable tax rate is 17% in Taiwan.

The PRC

The Company’s subsidiaries and VIEs registered in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws.

The PRC CIT laws apply a general enterprise income tax rate of 25% to both foreign-invested enterprises and domestic enterprises. Preferential tax treatments are granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a High and New Technology Enterprise (“HNTE”). Being qualified as HNTE, Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network,  Qunar Software and Qunar Beijing are entitled to a preferential EIT rate of 15% from 2014 to 2016 and are in the process of renewing the qualifications for HNTEs for another three years, JointWisdom is entitled to a preferential EIT rate of 15% from 2015 to 2017.

Over the years since 2012, Chengdu Ctrip, Chengdu Ctrip International and Chengdu Information obtained approval from local tax authorities to apply the 15% preferential tax rate as qualified as Enterprises falling within the Catalog of Encouraged Industries in the Western Region (“Old Catalog”). In 2014, a new Catalog of Encouraged Industries in the Western Region (“New Catalog”) has been released. Under the “New Catalog”, the subsidiaries obtained approval from local tax authorities to apply the 15% preferential rate from 2011 to 2020.

Pursuant to the PRC CIT Law, all foreign invested enterprises in the PRC are subject to the withholding tax for their earnings generated after January 1, 2008. The Company expects to indefinitely reinvest undistributed earnings generated after January 1, 2008 in the onshore PRC entities. As a result, no deferred tax liability was provided on the outside basis difference from undistributed earnings after January 1, 2008.

Income/(loss) from domestic and foreign components before income tax expenses

	2014	2015	2016
	RMB	RMB	RMB
Domestic	627,725,908	1,873,383,988	2,207,474,278
Foreign	(592,473,548)	1,131,979,994	(3,967,579,279)

Total	35,252,360	3,005,363,982	(1,760,105,001)

Composition of income tax expense

The current and deferred portion of income tax expense included in the consolidated statements of income for the years ended December 31, 2014, 2015 and 2016 were as follows:

	2014	2015	2016
	RMB	RMB	RMB
Current income tax expense	228,395,153	383,723,730	454,533,605
Deferred tax (benefit)/expense	(97,573,997)	86,464,693	23,475,428

Income tax expense	130,821,156	470,188,423	478,009,033

Income tax expense was RMB478 million (US$69 million) in the year ended December 31, 2016, increase from RMB470 million in the year ended 2015. The effective income tax rate in year ended December 31, 2016 was -27%, as compared to 16% in the year ended 2015, mainly due to the increase of non-deductible share-based compensation expenses in 2016.

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31, 2014, 2015 and 2016 were as follows:

	2014	2015	2016
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries with preferential tax rates	(375)%	(5)%	8%
Gain on deconsolidation of a subsidiary with a withholding tax rate of 10% versus the statutory CIT rate	—	(11)%	—
Non-deductible expenses incurred	480%	6%	(50)%
Change in valuation allowance	241%	1%	(10)%

Effective CIT rate	371%	16%	(27)%

The change in the Group’s effective tax rates from year over year is primarily attributable to the tax differential from certain subsidiaries with preferential tax rates as well as the non-deductible expenses.

The non-deductible expenses are primarily attributable to the share based compensation charge of RMB 3.6 billion, which was not deductible according to the PRC tax laws. For the years ended December 31, 2014, 2015 and 2016, such non-deductible expense increased the income tax in the amount of RMB 124 million, RMB 161 million and RMB 890 million, respectively by using enacted tax rate of 25%, which led to the increase of effective tax rate of 352%, 5% and -51% respectively. The remaining impact from the non-deductible expenses comes from the other expenses incurred on the Company level which is also not subject to income tax.

The provisions for income taxes for the years ended December 31, 2014, 2015 and 2016 differ from the amounts computed by applying the CIT primarily due to preferential tax rate enjoyed by certain subsidiaries and VIEs of the Company as well as the gain on deconsolidation of a subsidiary which was subject to a lower withholding tax rate of 10%. The following table sets forth the effect of preferential tax on China operations:

	2014	2015	2016
	RMB	RMB	RMB
Tax holiday effect	85,036,934	162,896,542	177,799,057
Basic net income per ADS effect	0.62	1.08	0.38
Diluted net income per ADS effect	0.56	0.86	0.38

For the years ended December 31, 2014, 2015 and 2016, the impacts on effective tax rates from the Company’s major subsidiaries with preferential tax rates are as follows:

	Impact on the effective tax rates
		2014	2015	2016
Ctrip Computer Technology (Shanghai) Co., Ltd.	15%	(74)%	(1.4)%	4%
Ctrip Travel Information Technology (Shanghai) Co., Ltd.	15%	(48)%	(0.4)%	2%
Ctrip Travel Network Technology (Shanghai) Co., Ltd.	15%	(154)%	(3.0)%	7%
Chengdu Ctrip Travel Agency Co., Ltd.	15%	(11)%	(0.2)%	1%
Ctrip Hong Kong subsidiaries	16.5%	(88)%	(0.3)%	1%
Qunar and subsidiaries	15%	—	—	(7)%
Total		(375)%	(5.3)%	8%

Significant components of deferred tax assets and liabilities:

	2015	2016
	RMB	RMB
Accrued expenses	109,784,998	149,205,615
Loss carry forward	78,771,363	159,747,175
Accrued liability for customer reward related programs	114,965,397	122,635,196
Accrued staff salary	110,263,508	55,228,349
Others	23,038,753	38,782,032
Less: Valuation allowance of deferred tax assets	(31,489,450)	(150,286,773)

Total deferred tax assets, non-current	405,334,569	375,311,594

Deferred tax liabilities, non-current:
Recognition of intangible assets arise from business combinations	(3,045,259,390)	(3,607,882,808)

Net deferred tax assets/(liabilities)	(2,639,924,821)	(3,232,571,214)

Movement of valuation allowances:

	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of year	86,735,795	183,449,500	31,489,450
Current year additions	96,713,705	31,590,648	118,797,323
Deconsolidation of Tujia	—	(183,550,698)	—

Balance at end of year	183,449,500	31,489,450	150,286,773

As of December 31, 2015 and 2016, valuation allowance of RMB31 million and RMB150 million was mainly provided for operating loss carry forwards related to certain subsidiary based on then assessment where it is more likely than not that such deferred tax assets will not be realized. If events were to occur in the future that would allow us to realize more of our deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred.

As of December 31, 2016, the Group had net operating tax loss carry forwards amounted to RMB678 million which will expire from 2017 to 2020 if not used.

Qunar, one of the Company’s subsidiaries acts as an agent for its air travel facilitating services including aviation insurance policies (the “Aviation Insurance Arrangements”), presents revenues from such transactions on a net basis. Under the current PRC CIT Laws and regulations, Qunar’s existing business arrangement more likely than not will subject Qunar to income taxes on a gross basis for the Aviation Insurance Arrangements. The difference between the net revenue and the gross revenue is considered as deemed revenue for additional income taxes. The associated income tax expense is calculated by applying the applicable tax rate to the deemed revenue amount and includes the late payment interest based on the applicable tax rules. Such liabilities primarily represent the tax provision made with respect to the deemed revenue from these transactions. It is possible that the amount accrued will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this time.